MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.42

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	xx	60585	xx	California	xx	Cash Out	Not Covered/Exempt	3	1	Valuation	Valuation	MO4LETL5HYM-ZI5GG5MN	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	Provide CDA or simliar document as provided AVM reflects confidence score as 0.16 which is greater than 0.10.Additional valuation product not found in file, additional product will be ordered to validate appraised value.”

																		02/25/2022 - Received CDA as additional valuation & condition resolved.	02/25/2022 - Received CDA as additional valuation & condition resolved.	02/25/2022 - Received CDA as additional valuation & condition resolved.			QC Complete	07/10/2025	07/10/2025	07/10/2025	12/07/2021
xx	xx	60621	xx	California	xx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	ZJUG30X3BMS-2WLSVBDU	Resolved	3	R	* ComplianceEase Risk Indicator is "Elevated" (Lvl R)	Finance charge on PCCD is under-disclosed by $225 .The PCCD reflects a finance charge of $XXXX,while the compliance finance charge is $XXXX.The $225 exceeds the acceptable tolerance of $100.

																		Resolved 2/24/2022 : Received PCCD and updated, hence conditions cleared.	Resolved 2/24/2022 : Received PCCD and updated, hence conditions cleared.	Resolved 2/24/2022 : Received PCCD and updated, hence conditions cleared.			QC Complete	11/30/2021	02/24/2022	02/24/2022	11/30/2021